Investments and Fair Value Measurements (Details 2) (Short-term investments, Trading securities, USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Jul. 02, 2011
Trading securities related to deferred compensation plan
Deferred compensation plan assets	$ 4.6	$ 5.7
Debt securities
Trading securities related to deferred compensation plan
Deferred compensation plan assets	0.9	0.9
Money market instruments and funds
Trading securities related to deferred compensation plan
Deferred compensation plan assets	0.5	0.5
Marketable equity investments
Trading securities related to deferred compensation plan
Deferred compensation plan assets	$ 3.2	$ 4.3